Shareholders’ equity - Initial Public Offering and Impact of Corporate Reorganization (Details) $ / shares in Units, £ in Thousands			12 Months Ended
	Nov. 06, 2021 $ / shares shares	Jun. 26, 2018 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Jun. 26, 2018 GBP (£)
Class of Stock
Number of shares issued in transaction (shares)	17,985,611
Proceeds of issuance of ordinary shares | $			$ 163,854,000	$ 245,900,000	$ 79,750,000
Payment of stock issuance cost | $		$ 16,000,000.0	10,361,000	$ 11,453,000	$ 5,797,000
Equity conversion ratio		3.185
Ordinary shares
Class of Stock
Number of shares issued in transaction (shares)	17,985,611			3,787,972
Per share price of issuance (usd per share) | $ / shares	$ 5.56
Ordinary and Deferred shares | $			$ 8,000	$ 4,000
Common stock, shares, issued (shares)			173,074,510	90,907,830
Common stock, shares outstanding (shares)			173,074,510	90,907,830
Common stock, shares authorized (shares)			290,909,783	200,000,000
Ordinary shares | IPO
Class of Stock
Number of shares issued in transaction (shares)		10,147,059
Per share price of issuance (usd per share) | $ / shares		$ 17.00
Proceeds of issuance of ordinary shares | $		$ 156,500,000
Deferred Shares
Class of Stock
Shares outstanding (shares)			34,425
Ordinary and Deferred shares | $		1.00	$ 0	$ 0
Common stock, shares, issued (shares)			34,425	34,425
Common stock, shares outstanding (shares)			34,425	34,425
Common stock, shares authorized (shares)			34,425	34,425
Deferred B shares
Class of Stock
Ordinary and Deferred shares | $		118,000	$ 118,000	$ 118,000
Share capital registration threshold | £						£ 50
Common stock, shares, issued (shares)			88,893,548
Common stock, shares outstanding (shares)			88,893,548	88,893,548
Common stock, shares authorized (shares)			88,893,548	88,893,548
Deferred C shares
Class of Stock
Ordinary and Deferred shares | $		$ 1.00	$ 0	$ 0
Common stock, shares, issued (shares)			1	1
Common stock, shares outstanding (shares)			1	1
Common stock, shares authorized (shares)			1	1